SHARE-BASED COMPENSATION Fair Value Assumptions (Details)	12 Months Ended
	Oct. 31, 2011 Y	Oct. 31, 2010 Y	Oct. 31, 2009 Y
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate (in hundredths)	1.49%	2.19%	2.31%
Dividend yield (in hundredths)	0.00%	0.00%	0.00%
Weighted average volatility (in hundredths)	35.00%	37.00%	32.00%
Expected life (in years)	5.80	4.40	4.40
Prior maximum exercise period, retirement eligible employees (in years)	3 years
New maximum exercise period, retirement eligible employees (in years)	10 years
LTPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility of Agilent shares (in hundredths)	40.00%	39.00%	33.00%
Volatility of selected peer-company shares minimum (in hundredths)	20.00%	20.00%	17.00%
Volatility of selected peer-company shares maximum (in hundredths)	76.00%	80.00%	62.00%
Price-wise correlation with selected peers (in hundredths)	55.00%	53.00%	35.00%